LVIP Baron Growth Opportunities Fund
LVIP Baron Growth Opportunities Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Baron Growth Opportunities Fund (the “Fund”) is to seek capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Baron Growth Opportunities Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Baron Growth Opportunities Fund		Standard Class	Service Class
Management Fee		1.00%	1.00%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.08%	0.08%
Total Annual Fund Operating Expenses		1.08%	1.33%
Less	[1][2]	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses	[3]	1.04%	1.29%
[1]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 1.04% of the Fund's average daily net assets for the Standard Class (and 1.29% for the Service Class). The agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
[2]	Expense Reimbursement
[3]	(After Expense Reimbursement)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Baron Growth Opportunities Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	106	340	592	1,314
Service Class	131	417	725	1,598

Expense Example, No Redemption LVIP Baron Growth Opportunities Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	106	340	592	1,314
Service Class	131	417	725	1,598

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests for the long term primarily in common stocks of small and mid-sized growth companies selected for their capital appreciation potential. Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000® Index. The market capitalization range of the Russell 2000 Index was $101 million to $2.6 billion as of May 31, 2012, the index reconstitution date. Mid-cap companies are defined for this purpose as companies with market capitalization at the time of purchase in the range of companies in the Russell 2500TM Index. The market capitalization range of the Russell 2500 Index was $101 million to $6.3 billion as of May 31, 2012, the index reconstitution date.

The Fund purchases stocks in businesses when the sub-adviser believes there is potential for the stock to increase significantly in value over the long term. Because of the long term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges. The Fund may invest in larger companies if the sub-adviser perceives an attractive opportunity in a larger company.

In making investment decisions, the sub-adviser seeks: (i) securities that the sub-adviser believes have favorable price-to-value characteristics based on the sub-adviser’s assessment of their prospects for future growth and profitability, and (ii) businesses that the sub-adviser believes are well managed, have significant long-term growth prospects and have significant barriers to competition. The Fund may make significant investments in companies in which the sub-adviser believes may double in value in four to five years, based on these criteria. Of course, there is no guarantee the Fund will be successful at achieving its investment goals.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their estimated value, and may even go down in price.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Large Position Risk. Holding relatively large positions in companies may result in holding a significant part of a company’s total outstanding stock. Accordingly, sales of the stock, by the fund or others, could adversely affect the stock’s price, leading to greater volatility for the investment.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Service Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. Information has also been included for the Russell 2000 Growth Index. The Russell 2000 Growth Index shows how the Fund's performance compares with the returns of an index that reflects similar growth companies in which the Fund invests. The bar chart shows performance of the Fund's Service Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 22.03%.

The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (27.15)%.
Average Annual Total Returns For periods ended 12/31/12
Average Annual Total Returns LVIP Baron Growth Opportunities Fund	1 year	5 years	10 years	Life of class		Inception Date
Standard Class	18.54%	5.80%		4.28%	[1]	Jun. 05, 2007
Standard Class Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	16.35%	3.55%		1.45%	[1]	Jun. 05, 2007
Standard Class Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	14.59%	3.48%		2.47%	[1]	Jun. 05, 2007
Service Class	18.24%	5.53%	10.19%
Service Class Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	16.35%	3.55%	9.71%
Service Class Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	14.59%	3.48%	9.79%
[1]	Since June 5, 2007.